Share-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) Customer $ / shares shares	Dec. 31, 2025 CNY (¥) Customer shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 CNY (¥) Customer shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) Customer	Dec. 31, 2025 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price | $ / shares	$ 22.26
Aggregate intrinsic value of options, Exercised	$ 370	¥ 2,580		¥ 516,380		¥ 42,860
Weighted average fair value per option granted | $ / shares					$ 16.89
Number of options, Granted	0	0		0
The total grant date fair value of options vested	$ 1,370,000	¥ 9,580,000		¥ 12,780,000		¥ 15,090,000.00
Aggregate fair value of outstanding options at the grant date	$ 8,190,000						¥ 57,300,000
No of ordinary shares per Ads before division | Customer	1	1
No of ordinary shares per Ads after division | Customer	4	4		4		4
Unrecognized share-based compensation expenses	$ 140,000						¥ 1,000,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per option granted | $ / shares	$ 13.51		$ 18.32		18.91
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options/restricted shares expected to be recognized over a weighted-average period	5 months 15 days	5 months 15 days
Employee Stock Option | 2011 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares	31,372,400		7,843,100	7,843,100			31,372,400
Employee Stock Option | 2016 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares	19,560,000		4,890,000	4,890,000			19,560,000
Options and Restricted Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	For share options and restricted shares with service condition or performance condition granted under the Plans, majority are subject to vesting schedules of approximately four years with 25% of the awards vesting each year and have a contractual term of ten years.	For share options and restricted shares with service condition or performance condition granted under the Plans, majority are subject to vesting schedules of approximately four years with 25% of the awards vesting each year and have a contractual term of ten years.
Vesting period	4 years	4 years
Original contractual term	10 years	10 years
Options and Restricted Shares [Member] | Maximum [Member] | Awards Vesting Percentage Each Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting	25.00%	25.00%
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options/restricted shares expected to be recognized over a weighted-average period	2 years 3 months 14 days	2 years 3 months 14 days
Aggregate fair value of the outstanding restricted shares	$ 55,710,000	¥ 389,550,000
Unrecognized compensation expense	$ 27,810,000						¥ 194,490,000
Weighted average grant date fair value, Granted | $ / shares	$ 26.32		$ 25.61		$ 29.29
Grant date fair value of restricted shares vested	$ 28,470,000	¥ 199,070,000.00		¥ 185,910,000		¥ 171,570,000
Restricted Shares [Member] | 2013 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares	13,400,000		3,350,000	3,350,000			13,400,000
Restricted Shares [Member] | 2016 Plan II [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares	12,000,000		3,000,000	3,000,000			12,000,000